Notes to the Consolidated Statements of Financial Position - Summary of Trade Payables (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Trade and other payables [abstract]
Trade payables	€ 102.7	€ 79.3
Total	€ 102.7	€ 79.3